14. Intangible assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		R$ 29,012,460		R$ 33,466,132		R$ 31,246,788
First-time adoption of IFRS 16		64,955
Transfers to contract assets	[1]			(10,387,715)
Additions		1,723,952		1,144,728		3,490,298
Contract renewal		0		0		0
Reversal of estimated losses						13,380
Transfers of works	[2]			6,168,710
Transfer to indemnities receivable		(4,345)
Transfer of contract assets		3,328,317
Transfers		(13,531)		(1,471)		(9,374)
Write-offs and disposals		(39,931)		(24,866)		(24,412)
Amortization		(1,746,430)		(1,353,058)		(1,250,548)
Intangible assets, ending		32,325,447	[3]	29,012,460		33,466,132
Concession agreements - equity value
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		4,073,344	[3]	7,141,614		7,482,955
First-time adoption of IFRS 16	[3]	0
Transfers to contract assets	[1]			(1,427,046)
Additions		2	[3]	93		374,775
Contract renewal		(2,690,660)	[3]	(1,935,780)		(531,818)
Reversal of estimated losses						2,078
Transfers of works	[2]			499,002
Transfer to indemnities receivable	[3]	(4,345)
Transfer of contract assets	[3]	131,809
Transfers		76,804	[3]	(5,268)		1,663
Write-offs and disposals		(8,311)	[3]	(1,406)		(2,795)
Amortization		(83,790)	[3]	(197,865)		(185,244)
Intangible assets, ending		1,494,853	[3]	4,073,344	[3]	7,141,614
Concession agreements - economic value
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		1,232,009		1,433,937		1,381,652
First-time adoption of IFRS 16		0
Transfers to contract assets	[1]			(233,361)
Additions		2,034		373		142,429
Contract renewal		(532,173)		0		0
Reversal of estimated losses						8
Transfers of works	[2]			114,442
Transfer to indemnities receivable		0
Transfer of contract assets		89,041
Transfers		1,956		88		2,604
Write-offs and disposals		(569)		(1,031)		(1,163)
Amortization		(79,446)		(82,439)		(91,593)
Intangible assets, ending		712,852	[3]	1,232,009		1,433,937
Program contracts
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		8,777,929	[3]	7,595,066		6,576,021
First-time adoption of IFRS 16	[3]	0
Transfers to contract assets	[1]			(2,019,461)
Additions		1,338,443	[3]	928,818		772,278
Contract renewal		3,223,773	[3]	1,935,780		531,818
Reversal of estimated losses						4,834
Transfers of works	[2]			681,742
Transfer to indemnities receivable	[3]	0
Transfer of contract assets	[3]	970,534
Transfers		137,283	[3]	3,011		(1,784)
Write-offs and disposals		(10,312)	[3]	(7,616)		(6,606)
Amortization		(617,950)	[3]	(339,411)		(281,495)
Intangible assets, ending		13,819,700	[3]	8,777,929	[3]	7,595,066
Program contracts - commitments
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		1,079,551		910,375		823,216
First-time adoption of IFRS 16		0
Transfers to contract assets	[1]			0
Additions		331,328		206,946		121,313
Contract renewal		0		0		0
Reversal of estimated losses						0
Transfers of works	[2]			0
Transfer to indemnities receivable		0
Transfer of contract assets		0
Transfers		0		0		0
Write-offs and disposals		0		0		0
Amortization		(46,004)		(37,770)		(34,154)
Intangible assets, ending		1,364,875	[3]	1,079,551		910,375
Services contracts - São Paulo
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		13,391,452		15,917,015		14,552,707
First-time adoption of IFRS 16		0
Transfers to contract assets	[1]			(6,707,847)
Additions		3,867		3,724		1,976,079
Contract renewal		(940)		0		0
Reversal of estimated losses						6,460
Transfers of works	[2]			4,818,734
Transfer to indemnities receivable		0
Transfer of contract assets		2,054,940
Transfers		(228,583)		12		(18,346)
Write-offs and disposals		(20,739)		(14,813)		(13,848)
Amortization		(809,234)		(625,373)		(586,037)
Intangible assets, ending		14,390,763	[3]	13,391,452		15,917,015
Software license
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		458,175		468,125		430,237
First-time adoption of IFRS 16		0
Transfers to contract assets	[1]			0
Additions		0		4,774		103,424
Contract renewal		0		0		0
Reversal of estimated losses						0
Transfers of works	[2]			54,790
Transfer to indemnities receivable		0
Transfer of contract assets		81,993
Transfers		(991)		686		6,489
Write-offs and disposals		0		0		0
Amortization		(67,471)		(70,200)		(72,025)
Intangible assets, ending		471,706	[3]	458,175		468,125
Right of use - other assets
SummaryOfIntangibleAssetsLineItems [Line Items]
Intangible assets, beginning		0		0		0
First-time adoption of IFRS 16		64,955
Additions		48,278
Contract renewal		0
Transfer to indemnities receivable		0
Transfer of contract assets		0
Transfers		0
Write-offs and disposals		0
Amortization		(42,535)
Intangible assets, ending		R$ 70,698	[3]	R$ 0		R$ 0

[1]	Work in progress transferred to contract assets due to adoption of IFRS 15, as of January 1, 2018, as described in Note 4.1.
[2]	Work in progress transferred from contract assets to intangible assets.
[3]	As of December 31, 2019, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 292,824 - (R$ 315,717 as of December 31, 2018 - R$ R$ 98,077 recognized as concession agreements - equity value and R$ 217,640 recognized as program contracts).